Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Schedule of reconciliation between statutory and effective income tax
The following table reconciles the Company’s theoretical tax expense to its effective tax expense:

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Net loss	(68,132)	(39,700)	(57,041)
Effective tax expense	101	120	10
Recurring loss before tax	(68,031)	(39,580)	(57,030)
Theoretical tax rate (statutory rate in France)	25.00%	25.00%	25.00%
Theoretical tax (benefit) expense	(17,008)	(9,895)	(14,258)
Share-based payment	1,074	805	794
Other permanent differences	195	(660)	45
Other non-taxable items (CIR)	(811)	(985)	(1,023)
Unrecognized deferred tax on timing differences and tax losses	16,651	10,854	14,452
Effective tax expense	101	120	10
Effective tax rate	(0.1)%	(0.3)%	0.0%